Commitments and Contingencies (Details) - Schedule of future minimum lease payments for these operating leases - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments for these operating leases [Abstract]
2021	$ 427	$ 791
2022	673	606
2023	633	582
2024	597	462
2025	613	74
Thereafter	1,891
Total	$ 4,834	$ 2,515